Label	Element	Value
MainStay Cushing Renaissance Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated March 30, 2020 (“Supplement”) to:

MainStay Cushing® Funds Prospectuses and Summary Prospectuses, each dated March 30, 2020;

and

MainStay Cushing® Funds Statement of Additional Information, dated March 30, 2020

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Cushing Energy Income Fund	MainStay Cushing Renaissance Advantage Fund
MainStay Cushing MLP Premier Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Cushing Renaissance Advantage Fund